Fair Value Measurements (Details) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 31, 2023 shares	Dec. 31, 2021 USD ($)	Jul. 31, 2019 USD ($)	Oct. 01, 2023 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 29, 2016 shares
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding warrant | shares	656,630			2,745,879
Price per share | $ / shares				$ 0.01
Description warrant expires				The warrant, which expires on July 18, 2030, provides Carlyle with the right to purchase shares of Complete Solaria Common Stock based on (a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the amended and restated warrant agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the amended and restated warrant agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the amended and restated warrant agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share
Unrealized gain loss on derivatives						$ (336)	$ (50)
2019 SAFE [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Proceeds from the issue of derivative instruments linked to entities own equity			$ 100
Numerator considered for calculation of shares issuable upon conversion			$ 50,000
Discount on share price percentage			20.00%
Option indexed to issuers equity settlement alternatives cash fair value								$ 100
Gain or loss extinguishment of derivative instruments								$ 100
2021 SAFE [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Proceeds from the issue of derivative instruments linked to entities own equity		$ 5,000
Numerator considered for calculation of shares issuable upon conversion		$ 175,000				$ 175,000
Discount on share price percentage		20.00%				20.00%
2021 SAFE [Member] | Other Nonoperating Income (Expense) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain or loss extinguishment of derivative instruments						$ 1,400
Unrealized gain loss on derivatives						1,300
2022 SAFE [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments number of instruments converted into equity | shares					8,171,662
2019-A Convertible Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Numerator value of convertible debt considered for conversion price		$ 75,000				75,000
Convertible debt at fair value		100				100
2020-A Convertible Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible debt at fair value		4,600				4,600
2021-A Convertible Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Numerator value of convertible debt considered for conversion price		200,000				200,000
Convertible debt at fair value		$ 4,800				$ 4,800
Warrants Remaining Private Assumption Exercise Price One [Member] | Series D Preferred Stock Warrants Tranche One [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants or rights outstanding measurement input | shares									2.04
Warrants Remaining Private Assumption Exercise Price One [Member] | Series D Preferred Stock Warrants Tranche Two [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants or rights outstanding measurement input | shares									4.09
Probability Of Conversion Into Equity Instruments One [Member] | 2019 SAFE [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives measurement input								6.0
Probability Of Conversion Into Equity Instruments Two [Member] | 2019 SAFE [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives measurement input								0.8
Redeemable Convertible Preferred Stock Warrant Liability [Member] | Despac Acquisition Assumption Exercise Price One [Member] | Series D Preferred Stock Warrants Tranche One [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants or rights outstanding measurement input | shares									2.5
Redeemable Convertible Preferred Stock Warrant Liability [Member] | Despac Acquisition Assumption Exercise Price One [Member] | Series D Preferred Stock Warrants Tranche Two [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants or rights outstanding measurement input | shares									5
Redeemable Convertible Preferred Stock Warrant Liability [Member] | Spac Exists [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants or rights outstanding measurement input									0.7
Redeemable Convertible Preferred Stock Warrant Liability [Member] | Warrants Remaining Private [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants or rights outstanding measurement input									0.3